Securities (Details 3) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Other-than-temporary impairment, [Abstract]
Total other - than - temporary impairment losses	$ (27)	$ (94)
Losses recorded in/(reclassified from) other comprehensive income	(3)	(6)
Credit losses recognized in income	$ (30)	$ (100)